Segment information - Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes (Details) - Reconciliation from segment adjusted gross profit to profit before income taxes [Member] - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Adjusted gross profit - Total reportable segments	R$ 3,558,658	R$ 2,750,779	R$ 1,793,339
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(502,690)	(508,600)	(312,098)
Marketing expenses	(494,885)	(333,180)	(312,560)
Personnel expenses	(1,422,727)	(1,090,833)	(879,362)
Administrative expenses	(444,686)	(234,423)	(136,659)
Depreciation and amortization	(442,761)	(292,911)	(169,823)
Other expenses	(58,946)	(33,013)	(4,638)
Other income	125,376	88,153	23,468
Profit before income taxes	R$ 317,339	R$ 345,972	R$ 1,667